Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentration of Revenues	There were three and three individual suppliers that together represented 40% and 48% of total accounts payable, as of September 30, 2024 and December 31, 2023, respectively.
	Nine Months Ended September 30,
	2024	2023
Customer A	35%
Customer B	13%	11%
Customer C		18%
Customer D		29%
	48%	58%

Schedule of Revenue Disaggregated by Sales	The following table presents revenue disaggregated by sales channel:
	For the Nine Months Ended September 30,
	2024	2023
Direct to Consumer	$2,526,301	$1,838,694
Wholesale	1,299,067	1,305,940
Third Party	225,719	228,301
Total Products Net Sales	4,051,087	3,372,935
Services	1,258,820	2,152,449
Total Net Sales	$5,309,907	$5,525,384
The following table presents revenue disaggregated by sales channel:
	For the Years Ended December 31,
	2023	2022
Direct to Consumer	$3,183,664	$3,473,326
Wholesale	1,657,851	1,643,356
Third Party	294,967	112,000
Total Products Net Sales	5,136,482	5,228,682
Services	2,834,742	3,080,884
Total Net Sales	$7,971,224	$8,309,566